UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2015

Date of reporting period:	7/31/2014

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2014, at the beginning of the period and held through the six-month period ended July 31, 2014.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Taxable Money Market Fund	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,000.70	0.01%	$0.05
Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

Prudential Core Short-Term Bond Fund	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,009.50	0.03%	$0.15
Hypothetical	$1,000.00	$1,024.65	0.03%	$0.15

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending January 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

2	Visit our website at www.prudentialfunds.com

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT 22.7%
Bank of America NA	0.180%	08/27/14	125,500	$125,500,000
Bank of America NA	0.180	09/16/14	149,000	149,000,000
Bank of America NA	0.250	11/03/14	364,000	364,000,000
Bank of America NA	0.260	02/02/15	211,050	211,050,000
Bank of Montreal	0.220	01/26/15	100,000	100,000,000
Bank of Montreal	0.232(a)	07/16/15	100,000	100,000,000
Bank of Nova Scotia	0.244(a)	06/29/15	358,000	358,001,223
Bank of Nova Scotia	0.250(a)	08/03/15	89,000	89,000,000
Bank of Nova Scotia	0.393(a)	11/10/14	15,000	15,007,473
Bank of Nova Scotia	0.484(a)	01/14/15	20,750	20,773,913
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.240	10/14/14	271,000	271,000,000
BNP Paribas SA	0.210	08/18/14	274,000	274,000,000
BNP Paribas SA	0.296(a)	09/05/14	40,000	40,000,860
BNP Paribas SA	0.473(a)	04/10/15	362,750	362,750,000
Branch Banking & Trust Co.	0.145	09/29/14	281,600	281,600,000
Branch Banking & Trust Co.	0.150	09/22/14	278,700	278,700,000
Branch Banking & Trust Co.	0.150	09/26/14	97,000	97,000,000
Canadian Imperial Bank of Commerce	0.223(a)	05/06/15	95,000	95,000,000
Canadian Imperial Bank of Commerce	0.223(a)	05/08/15	100,000	100,000,000
Canadian Imperial Bank of Commerce	0.224(a)	06/17/15	96,000	96,000,000
Citibank NA	0.170	09/03/14	349,350	349,350,000
Citibank NA	0.230	08/06/14	174,000	174,001,326
Citibank NA	0.240	11/04/14	350,000	350,000,000
Credit Agricole SA	0.240	09/02/14	274,000	274,000,000
Credit Agricole SA	0.330	10/09/14	316,000	316,000,000
Mizuho Bank Ltd.	0.200	10/22/14	150,000	150,000,000
Natixis	0.220	08/04/14	134,500	134,500,000
Norinchukin Bank	0.210	09/16/14	74,200	74,200,000
Rabobank Nederland	0.284(a)	04/14/15	321,725	321,725,000
Rabobank Nederland	0.313(a)	07/17/15	81,000	81,000,000
Royal Bank of Canada	0.232(a)	02/12/15	40,000	40,000,000
Royal Bank of Canada	0.254(a)	10/17/14	176,700	176,700,000
Skandinaviska Enskilda Banken AB	0.274(a)	07/10/15	184,725	184,725,000
Societe Generale SA	0.200	08/04/14	100,000	100,000,000
Standard Chartered Bank	0.230	08/25/14	46,000	46,000,611
Standard Chartered Bank	0.280	10/27/14	72,000	72,000,000
Standard Chartered Bank	0.280	01/15/15	45,000	45,000,000
Standard Chartered Bank	0.282(a)	10/16/14	270,725	270,725,000
State Street Bank & Trust Co.	0.206(a)	10/08/14	349,700	349,700,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	3

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT (Continued)
State Street Bank & Trust Co.	0.230%(a)	03/12/15	89,000	$89,000,000
Sumitomo Mitsui Banking Corp.	0.255	02/02/15	115,000	115,000,000
Sumitomo Mitsui Banking Corp.	0.260	10/10/14	270,725	270,725,000
Svenska Handelsbanken AB	0.215	01/16/15	25,000	24,999,416
Svenska Handelsbanken AB	0.220	01/28/15	182,000	182,004,545
Svenska Handelsbanken AB	0.412(a)	10/06/14	163,800	163,849,587
U.S. Bank NA	0.172(a)	01/15/15	177,000	177,000,000
U.S. Bank NA	0.200(b)	10/14/14	3,400	3,398,602
U.S. Bank NA	0.353(a)	12/09/14	220,000	220,000,000
Wells Fargo Bank NA	0.140	10/14/14	283,650	283,650,000
Wells Fargo Bank NA	0.140	10/21/14	42,000	42,000,000
Wells Fargo Bank NA	0.206(a)	08/20/14	80,000	80,000,000
Wells Fargo Bank NA	0.223(a)	12/09/14	110,000	110,000,000
Wells Fargo Bank NA	0.224(a)	03/17/15	63,000	63,000,000
Wells Fargo Bank NA	0.232(a)	05/12/15	130,000	130,000,000

				8,892,637,556

COMMERCIAL PAPER 19.8%
ABN AMRO Funding USA LLC, 144A	0.302(b)	10/08/14	245,300	245,160,239
ABN AMRO Funding USA LLC, 144A	0.310(b)	11/05/14	21,000	20,982,640
ABN AMRO Funding USA LLC, 144A	0.341(b)	01/05/15	81,350	81,229,376
ABN AMRO Funding USA LLC, 144A	0.351(b)	01/15/15	84,000	83,863,617
Caisse Centrale Desjardins du Quebec, 144A	0.200(b)	10/27/14	35,000	34,983,083
Caisse Centrale Desjardins du Quebec, 144A	0.243(a)	01/23/15	100,000	100,000,000
Caisse Centrale Desjardins du Quebec, 144A	0.253(a)	10/23/14	120,000	120,000,000
CDP Financial, Inc., 144A	0.160(b)	08/20/14	43,000	42,996,369
CDP Financial, Inc., 144A	0.160(b)	09/02/14	45,000	44,993,600
CDP Financial, Inc., 144A	0.175(b)	10/14/14	130,000	129,953,339
CDP Financial, Inc., 144A	0.190(b)	09/15/14	70,000	69,983,375
CDP Financial, Inc., 144A	0.190(b)	09/29/14	47,000	46,985,365
CDP Financial, Inc., 144A	0.190(b)	10/06/14	37,000	36,987,112
CDP Financial, Inc., 144A	0.200(b)	09/03/14	25,000	24,995,417
Commonwealth Bank of Australia, 144A	0.235(a)	04/23/15	421,250	421,247,341
CPPIB Capital, Inc., 144A	0.140(b)	08/05/14	25,000	24,999,611
CPPIB Capital, Inc., 144A	0.140(b)	09/03/14	20,000	19,997,433
CPPIB Capital, Inc., 144A	0.140(b)	10/14/14	62,000	61,982,158
CPPIB Capital, Inc., 144A	0.140(b)	10/17/14	65,000	64,980,536
CPPIB Capital, Inc., 144A	0.145(b)	10/30/14	30,000	29,989,125
Credit Suisse	0.250(b)	09/15/14	272,000	271,915,000

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
DNB Bank ASA, 144A	0.233%(a)	11/07/14	139,000	$139,000,000
DNB Bank ASA, 144A	0.240(a)	09/10/14	204,000	204,000,000
DNB Bank ASA, 144A	0.248(a)	01/16/15	287,000	287,000,000
Electricite de France, 144A	0.170(b)	10/03/14	70,500	70,479,026
General Electric Capital Corp.	0.200(b)	10/14/14	130,000	129,946,555
General Electric Capital Corp.	0.200(b)	10/20/14	140,000	139,937,778
General Electric Capital Corp.	0.200(b)	10/28/14	100,000	99,951,111
General Electric Capital Corp.	0.200(b)	01/26/15	150,000	149,851,667
General Electric Capital Corp.	0.200(b)	01/27/15	99,000	98,901,550
HSBC Bank PLC, 144A	0.223(a)	02/06/15	30,000	30,000,000
HSBC Bank PLC, 144A	0.226(a)	05/07/15	68,000	68,000,000
HSBC Bank PLC, 144A	0.227(a)	01/30/15	213,000	213,000,000
HSBC Bank PLC, 144A	0.244(a)	07/10/15	148,725	148,725,000
HSBC Bank PLC, 144A	0.304(a)	05/28/15	48,000	48,000,000
HSBC USA, Inc.	0.240(b)	10/08/14	34,500	34,484,360
ING (U.S.) Funding LLC	0.210(b)	10/10/14	60,000	59,975,500
ING (U.S.) Funding LLC	0.300(b)	10/22/14	196,000	195,866,067
ING (U.S.) Funding LLC	0.300(b)	11/20/14	103,000	102,904,725
ING (U.S.) Funding LLC	0.310(b)	12/22/14	125,000	124,846,076
International Finance Corp.	0.080(b)	08/22/14	50,000	49,997,667
International Finance Corp.	0.080(b)	08/27/14	40,000	39,997,689
International Finance Corp.	0.090(b)	09/26/14	45,000	44,993,700
International Finance Corp.	0.100(b)	10/22/14	50,000	49,988,611
JP Morgan Securities LLC, 144A	0.352(a)	12/16/14	170,000	170,000,000
JP Morgan Securities LLC, 144A	0.355(a)	11/18/14	170,000	170,000,000
Nordea Bank AB, 144A	0.220(b)	11/14/14	44,300	44,271,574
PNC Bank NA	0.290	02/18/15	82,000	81,999,993
PNC Bank NA	0.301(b)	08/25/14	294,600	294,541,080
PNC Bank NA	0.310	01/16/15	95,000	95,000,000
PNC Bank NA	0.310	03/27/15	129,000	129,000,000
PNC Bank NA	0.310	04/15/15	44,000	44,000,000
PSP Capital, Inc., 144A	0.140(b)	08/18/14	50,000	49,996,694
PSP Capital, Inc., 144A	0.140(b)	08/19/14	50,000	49,996,500
PSP Capital, Inc., 144A	0.140(b)	10/08/14	50,000	49,986,778
PSP Capital, Inc., 144A	0.140(b)	10/14/14	25,000	24,992,806
PSP Capital, Inc., 144A	0.140(b)	10/20/14	30,000	29,990,667
PSP Capital, Inc., 144A	0.150(b)	10/16/14	50,000	49,984,167
PSP Capital, Inc., 144A	0.150(b)	10/29/14	50,000	49,981,458
PSP Capital, Inc., 144A	0.180(b)	11/26/14	50,000	49,970,750

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	5

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
Sanofi, 144A	0.125%(b)	09/30/14	50,000	$49,989,583
Schlumberger Investment SA, 144A	0.120(b)	08/29/14	75,000	74,993,000
Siemens Capital Co. LLC, 144A	0.120(b)	09/26/14	215,715	215,674,733
Skandinaviska Enskilda Banken AB, 144A	0.260(b)	10/14/14	270,725	270,580,312
State Street Corp.	0.140(b)	08/29/14	180,000	179,980,400
State Street Corp.	0.140(b)	09/03/14	196,000	195,974,847
State Street Corp.	0.160(b)	10/28/14	44,000	43,982,791
Sumitomo Mitsui Banking Corp., 144A	0.250(b)	01/29/15	25,000	24,968,576
Swedbank AB	0.230(b)	01/02/15	50,000	49,950,806
Swedbank AB	0.230(b)	01/05/15	155,000	154,844,526
Swedbank AB	0.245(b)	01/22/15	173,710	173,504,298
Swedbank AB	0.255(b)	10/16/14	50,000	49,973,083
Toyota Motor Credit Corp.	0.207(a)	11/26/14	78,000	78,000,000
Toyota Motor Credit Corp.	0.222(a)	04/09/15	161,000	161,000,000
Westpac Banking Corp., 144A	0.166(a)	04/29/15	127,000	127,000,000
Westpac Banking Corp., 144A	0.243(a)	04/24/15	32,000	32,000,789

				7,774,202,029

CORPORATE BONDS 0.8%
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	1.077(a)	11/24/14	23,000	23,064,377
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A	0.231(a)	09/19/14	40,000	40,000,000
Sr. Unsec’d. Notes, GMTN, 144A	0.233(a)	09/25/14	90,000	90,000,000
New York Life Global Funding, Sec’d. Notes, 144A	0.271(a)	09/19/14	36,000	36,003,837
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.514(a)	07/20/15	120,650	120,947,053

				310,015,267

MUNICIPAL BONDS 1.9%
City of Houston, Texas Utility Sys. Rev., Series B4, Adj. Rfdg., VRDN	0.050(a)	08/07/14	61,375	61,374,466
Curators University of Missouri, Series B	0.120	08/28/14	45,000	44,995,950
Illinois Finance Authority, Subseries C	0.060(a)	08/07/14	48,000	48,000,000
Texas College Student Loan, Series A	2.000	08/01/14	16,125	16,125,000
Texas State Transportation	2.000	08/28/14	395,000	395,553,760
University of Texas, Series B, VRDN	0.040(a)	08/07/14	91,080	91,079,965
University of Texas	0.100	08/13/14	17,200	17,200,000

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
University of Texas Permanent Univ. Fund	0.100%	08/01/14	13,000	$13,000,000
University of Texas Permanent Univ. Fund	0.100	08/08/14	25,000	25,000,000
University of Texas Permanent Univ. Fund	0.160	02/02/15	20,000	19,993,805
University of Texas Sys. Rev., Rfdg., Series B, VRDN	0.050(a)	08/07/14	275	275,000
Yale University	0.170(c)	10/09/14	25,045	25,040,201

				757,638,147

OTHER CORPORATE OBLIGATIONS 3.1%
BNP Paribas SA, Sr. Unsec’d. Notes, MTN	3.250	03/11/15	9,612	9,772,072
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	0.377(a)	08/27/14	51,150	51,157,526
Commonwealth Bank of Australia, Sr. Unsec’d. Notes	1.950	03/16/15	43,925	44,357,872
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.152(a)	01/14/15	305,700	305,708,154
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.391(a)	09/19/14	102,420	102,440,721
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	0.462(a)	01/06/15	294,000	294,303,922
Sanofi, Sr. Unsec’d. Notes	1.200	09/30/14	25,000	25,040,647
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.233(a)	10/08/14	228,250	228,250,000
Sr. Unsec’d. Notes, MTN	0.234(a)	01/14/15	161,700	161,700,000
Sr. Unsec’d. Notes, MTN	0.334(a)	01/15/15	10,000	10,003,962

				1,232,734,876

TIME DEPOSITS 5.8%
Australia & New Zealand Banking Group Ltd.(d)	0.250	09/22/14	575,000	575,000,000
Bank of New York Mellon Corp. (The)	0.060	08/01/14	926,919	926,919,000
U.S. Bank National Association	0.130	08/01/14	783,026	783,026,000

				2,284,945,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 40.7%
Federal Farm Credit Bank	0.154(a)	03/26/15	25,000	25,005,933
Federal Farm Credit Bank	0.184(a)	07/27/15	82,000	82,059,632

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	7

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.060%(b)	08/18/14-08/25/14	628,463	$628,443,682
Federal Home Loan Bank	0.061(b)	08/22/14	565,000	564,979,867
Federal Home Loan Bank	0.064(b)	08/13/14	792,900	792,883,156
Federal Home Loan Bank	0.065(b)	08/08/14	669,600	669,591,594
Federal Home Loan Bank	0.068(b)	08/27/14	359,000	358,982,261
Federal Home Loan Bank	0.070(b)	09/03/14-09/26/14	998,750	998,680,912
Federal Home Loan Bank	0.072(b)	08/06/14	1,474,400	1,474,385,321
Federal Home Loan Bank	0.075(b)	10/14/14	129,000	128,980,112
Federal Home Loan Bank	0.078(b)	09/12/14	190,000	189,982,675
Federal Home Loan Bank	0.079(b)	09/19/14-10/10/14	1,058,160	1,058,008,848
Federal Home Loan Bank	0.080(b)	09/05/14	245,000	244,980,896
Federal Home Loan Bank	0.083(b)	10/15/14	556,000	555,903,813
Federal Home Loan Bank	0.088(b)	09/17/14-10/31/14	175,000	174,963,761
Federal Home Loan Bank	0.089(b)	10/17/14	1,096,231	1,096,023,299
Federal Home Loan Bank	0.090(b)	01/05/15	84,600	84,566,795
Federal Home Loan Bank	0.092(a)	08/12/14	209,500	209,499,684
Federal Home Loan Bank	0.092(b)	10/24/14	506,000	505,891,276
Federal Home Loan Bank	0.093(b)	10/22/14	250,000	249,946,905
Federal Home Loan Bank	0.095(a)	11/18/14	81,500	81,495,936
Federal Home Loan Bank	0.095(b)	11/19/14	55,600	55,583,861
Federal Home Loan Bank	0.096(a)	08/21/14	25,000	24,999,932
Federal Home Loan Bank	0.097(a)	05/12/15	95,900	95,894,893
Federal Home Loan Bank	0.101(a)	08/19/14-05/20/15	1,037,600	1,037,592,129
Federal Home Loan Bank	0.102(a)	12/12/14	100,000	99,996,651
Federal Home Loan Bank	0.104(a)	03/26/15-05/28/15	749,000	748,991,717
Federal Home Loan Bank	0.105(a)	12/18/14-04/02/15	529,200	529,188,012
Federal Home Loan Bank	0.106(a)	12/19/14-03/20/15	272,000	271,992,198
Federal Home Loan Bank	0.113(a)	12/09/14-12/24/15	751,400	751,329,223
Federal Home Loan Bank	0.118(a)	08/10/15	213,750	213,744,833
Federal Home Loan Bank	0.120	08/13/14-08/13/14	205,000	204,999,360
Federal Home Loan Bank	0.126(a)	11/18/14-02/18/15	369,000	368,996,199
Federal Home Loan Bank	0.170	09/11/14	36,300	36,303,104
Federal Home Loan Mortgage Corp.	0.050(b)	08/19/14	180,000	179,995,500
Federal Home Loan Mortgage Corp.	0.132(a)	10/16/15	93,000	93,011,909
Federal Home Loan Mortgage Corp.	0.144(a)	06/26/15-07/17/15	665,000	665,203,588
Federal National Mortgage Association	0.070(b)	09/08/14	250,000	249,981,528

See Notes to Financial Statements.

8

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Association	0.126%(a)	08/05/15	185,500	$185,519,915

				15,988,580,910

U.S. TREASURY OBLIGATION 0.2%
U.S. Treasury Bills	0.130(b)	08/21/14	84,600	84,593,890

REPURCHASE AGREEMENTS(e) 5.2%
Deutsche Bank Securities, Inc. 0.09%, dated 07/31/14, due 08/01/14 in the amount of $820,618,052			820,616	820,616,000
0.10%, dated 07/31/14, due 08/01/14 in the amount of $279,710,777			279,710	279,710,000
Goldman Sachs & Co. 0.06%, dated 07/29/14, due 08/05/14 in the amount of $380,004,433			380,000	380,000,000
0.06%, dated 07/30/14, due 08/06/14 in the amount of $275,003,208			275,000	275,000,000
Toronto-Dominion Bank (The) 0.09%, dated 07/31/14, due 08/01/14 in the amount of $275,000,688			275,000	275,000,000

				2,030,326,000

TOTAL INVESTMENTS 100.2% (amortized cost $39,355,673,675)(f)				39,355,673,675
Liabilities in excess of other assets (0.2)%				(76,541,548)

NET ASSETS 100.0%				$39,279,132,127

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

MTN—Medium Term Note

VRDN—Variable Rate Demand Notes

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	9

Prudential Core Taxable Money Market Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2014.
(b)	Represents zero coupon or step bond. Rate quoted represents yield-to-maturity at purchase date.
(c)	Represents zero coupon or step bond. Rate quoted represents effective yield at July 31, 2014.
(d)	Indicates a security or securities that has been deemed illiquid.
(e)	The aggregate value of Repurchase Agreements is $2,030,326,000. Repurchase Agreements are collateralized by FHLMC (coupon rates 2.000%-10.000%, maturity dates 12/01/14-09/01/47), FNMA (coupon rates 1.875%-10.000%, maturity dates 11/01/14-01/01/49), GNMA (coupon rates 3.500%-5.200%, maturity dates 12/20/26-08/15/55) and U.S. Treasury Securities (coupon rates 0.000%-3.875%, maturity dates 02/15/15-02/15/44), with the aggregate value, including accrued interest, of $2,070,934,395. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Portfolio of Investments.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$8,892,637,556	$—
Commercial Paper	—	7,774,202,029	—
Corporate Bonds	—	310,015,267	—
Municipal Bonds	—	757,638,147	—
Other Corporate Obligations	—	1,232,734,876	—
Time Deposits	—	2,284,945,000	—
U.S. Government Agency Obligations	—	15,988,580,910	—
U.S. Treasury Obligation	—	84,593,890	—
Repurchase Agreements	—	2,030,326,000	—

Total	$—	$39,355,673,675	$—

See Notes to Financial Statements.

10

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2014 was as follows:

U.S. Government Agency Obligations	40.7%
Certificates of Deposit	22.7
Commercial Paper	19.8
Time Deposits	5.8
Repurchase Agreements	5.2
Other Corporate Obligations	3.1
Municipal Bonds	1.9
Corporate Bonds	0.8%
U.S. Treasury Obligation	0.2

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	11

Prudential Core Taxable Money Market Fund

Statement of Assets and Liabilities

as of July 31, 2014 (Unaudited)

Assets
Investments, at amortized cost which approximates fair value	$39,355,673,675
Cash	81,222
Receivable for investments sold	178,628,422
Interest receivable	12,190,337

Total assets	39,546,573,656

Liabilities
Payable for investments purchased	262,076,430
Dividends payable	5,081,956
Management fee payable	182,487
Accrued expenses	83,989
Affiliated transfer agent fee payable	16,667

Total liabilities	267,441,529

Net Assets	$39,279,132,127

Net assets were comprised of:
Shares of beneficial interest, at par	$39,279,139
Paid-in capital in excess of par	39,239,838,689

39,279,117,828
Undistributed net investment income	14,299

Net assets, July 31, 2014	$39,279,132,127

Net asset value and redemption price per share ($39,279,132,127 ÷ 39,279,138,955 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

12

Prudential Core Taxable Money Market Fund

Statement of Operations

Six Months Ended July 31, 2014 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $8,008)	$28,612,293

Expenses
Management fee	1,004,696
Custodian’s fees and expenses	84,000
Insurance expenses	76,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	51,000
Audit fee	12,000
Legal fees and expenses	8,000
Trustees’ fees	7,000
Shareholders’ reports	3,000
Miscellaneous	15,167

Total expenses	1,260,863

Net investment income	27,351,430

Realized Gain On Investments
Net realized gain on investment transactions	212,113

Net Increase In Net Assets Resulting From Operations	$27,563,543

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund	13

Prudential Core Taxable Money Market Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2014	Year Ended January 31, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$27,351,430	$54,609,628
Net realized gain on investment transactions	212,113	958,514

Net increase in net assets resulting from operations	27,563,543	55,568,142

Dividends and distributions from net investment income and net realized gains (Note 1)	(27,567,161)	(55,563,341)

Fund share transactions (Note 6)
Net proceeds from shares sold	128,390,116,617	293,351,753,554
Net asset value of shares issued in reinvestment of dividends and distributions	26,928,374	56,367,576
Cost of shares reacquired	(127,527,006,558)	(288,153,406,333)

Net increase in net assets from Fund share transactions	890,038,433	5,254,714,797

Total increase	890,034,815	5,254,719,598

Net Assets:
Beginning of period	38,389,097,312	33,134,377,714

End of period(a)	$39,279,132,127	$38,389,097,312

(a) Includes undistributed net investment income of:	$14,299	$17,917

See Notes to Financial Statements.

14

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 94.8%

ASSET-BACKED SECURITIES 38.2%

Non-Residential Mortgage-Backed Securities 23.7%
Ally Auto Receivables Trust, Series 2010-5, Class A4	1.750%	03/15/16	1,563	$1,567,613
Series 2012-1, Class A3	0.930	02/15/16	2,893	2,896,457
Series 2012-2, Class A3	0.740	04/15/16	4,873	4,878,673
Series 2013-1, Class A3	0.630	05/15/17	8,400	8,412,760
Series 2013-2, Class A3	0.790	01/15/18	5,000	4,994,510
Series 2013-SN1, Class A2	0.520	05/20/15	698	698,232
Series 2014-1, Class A2	0.480	02/15/16	10,000	9,996,150
Series 2014-SN1, Class A2A	0.520	10/20/16	7,000	6,999,867
American Express Credit Account Master Trust, Series 2008-6, Class A	1.352(a)	02/15/18	10,033	10,133,009
Series 2012-2, Class A	0.680	03/15/18	600	600,992
Series 2012-3, Class A	0.302(a)	03/15/18	16,700	16,707,081
Series 2013-1, Class A	0.572(a)	02/16/21	27,800	27,916,788
Series 2013-3, Class A	0.980	05/15/19	4,250	4,246,528
Series 2014-1, Class A	0.522(a)	12/15/21	10,000	10,005,040
Series 2014-2, Class A	1.260	01/15/20	2,000	1,995,090
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	0.392(a)	05/15/20	18,000	17,982,990
Bank of America Auto Trust, Series 2012-1, Class A3	0.780	06/15/16	4,265	4,271,411
Bank of America Credit Card Trust, Series 2007-A1, Class A1	5.170	06/15/19	2,500	2,741,912
Series 2007-A4, Class A4	0.192(a)	11/15/19	21,227	21,081,595
Series 2014-A1, Class A	0.532(a)	06/15/21	15,129	15,130,014
Series 2014-A2, Class A	0.422(a)	09/16/19	22,750	22,774,911
CarMax Auto Owner Trust, Series 2011-3, Class A3	1.070	06/15/16	3,130	3,135,538
Series 2012-1, Class A3	0.890	09/15/16	5,169	5,179,284
Series 2013-1, Class A2	0.420	03/15/16	1,972	1,971,710
Series 2013-2, Class A3	0.640	01/16/18	15,000	15,002,505
Series 2014-1, Class A2	0.470	02/15/17	9,000	9,003,429
Series 2014-2, Class A2	0.460	04/17/17	8,000	7,998,760
Chase Issuance Trust, Series 2007-A2, Class A2	0.202(a)	04/15/19	2,450	2,439,960

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	15

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2007-A3, Class A3	5.230%	04/15/19	22,846	$25,128,795
Series 2012-A9, Class A9	0.302(a)	10/15/17	26,925	26,925,000
Series 2013-A3, Class A3	0.432(a)	04/15/20	500	500,542
Series 2013-A6, Class A6	0.572(a)	07/15/20	20,000	20,073,500
Series 2014-A1, Class A1	1.150	01/15/19	2,000	2,001,742
Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class A2, 144A	0.610	11/15/16	12,626	12,630,864
Series 2013-BA, Class A2, 144A	0.560	12/15/16	3,919	3,921,920
Series 2014-AA, Class A2, 144A	0.490	02/15/17	8,000	8,003,184
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9	5.100	11/20/17	1,105	1,168,791
Series 2006-A3, Class A3	5.300	03/15/18	5,061	5,431,830
Series 2007-A8, Class A8	5.650	09/20/19	6,030	6,795,931
Series 2013-A2, Class A2	0.435(a)	05/26/20	33,000	32,997,459
Series 2013-A4, Class A4	0.575(a)	07/24/20	10,000	10,052,070
Series 2013-A6, Class A6	1.320	09/07/18	15,000	15,099,225
Series 2013-A11, Class A11	0.396(a)	02/07/18	13,023	13,034,447
Series 2014-A2, Class A2	1.020	02/22/19	5,800	5,774,567
Discover Card Execution Note Trust, Series 2010-A2, Class A2	0.732(a)	03/15/18	25,225	25,348,602
Series 2011-A3, Class A	0.362(a)	03/15/17	2,000	2,000,332
Series 2012-A1, Class A1	0.810	08/15/17	3,650	3,658,924
Series 2012-A3, Class A3	0.860	11/15/17	1,500	1,505,124
Series 2012-A5, Class A5	0.352(a)	01/15/18	4,100	4,101,984
Series 2013-A3, Class A3	0.332(a)	10/15/18	23,200	23,196,474
Series 2014-A1, Class A1	0.582(a)	07/15/21	11,300	11,330,566
Series 2014-A3, Class A3	1.220	10/15/19	1,900	1,896,403
Series 2014-A4, Class A4	2.120	12/15/21	17,400	17,392,337
Fifth Third Auto Trust, Series 2014-1, Class A2	0.460	08/15/16	21,000	21,006,720
Series 2014-2, Class A2B	0.312(a)	04/15/17	3,000	3,009,858
Ford Credit Auto Lease Trust, Series 2013-A, Class A2	0.460	05/15/15	2,344	2,344,614
Series 2014-A, Class A2B	0.332(a)	10/15/16	3,400	3,401,098
Series 2014-B, Class A2B	0.315(a)	03/15/17	6,000	6,000,000
Ford Credit Auto Owner Trust, Series 2012-A, Class A3	0.840	08/15/16	2,202	2,205,716

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2012-B, Class A3	0.720%	12/15/16	2,931	$2,935,544
Series 2012-D, Class A3	0.510	04/15/17	6,875	6,878,438
Series 2013-B, Class A3	0.570	10/15/17	7,100	7,107,256
Series 2014-A, Class A2	0.480	11/15/16	8,888	8,889,928
GE Capital Credit Card Master Note Trust, Series 2012-4, Class A	0.452(a)	06/15/18	50,000	50,013,700
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 144A	1.040	09/21/15	1,979	1,982,324
Series 2013-1A, Class A2, 144A	0.730	01/24/16	9,813	9,828,686
GM Financial Automobile Leasing Trust, Series 2014-1A, Class A2, 144A	0.610	07/20/16	15,000	14,998,980
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770	01/15/16	3,071	3,075,598
Series 2013-2, Class A3	0.530	02/16/17	17,700	17,712,673
Series 2013-3, Class A2	0.540	01/15/16	8,773	8,778,898
Hyundai Auto Lease Securitization Trust, Series 2014-A, Class A2, 144A	0.520	07/15/16	17,000	17,003,808
Hyundai Auto Receivables Trust, Series 2014-A, Class A2	0.460	01/16/17	8,000	8,000,632
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	0.490	06/15/15	14,151	14,152,211
Series 2013-B, Class A2	0.530	09/15/15	13,736	13,740,398
MMCA Auto Owner Trust, Series 2014-A, Class A2, 144A	0.590	11/15/16	2,300	2,300,807
Nissan Auto Lease Trust, Series 2013-A, Class A2B	0.282(a)	09/15/15	13,743	13,743,023
Series 2013-B, Class A2B	0.422(a)	01/15/16	6,053	6,057,219
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	0.730	05/15/16	1,184	1,185,738
Porsche Innovative Lease Owner Trust, Series 2013-1, Class A2, 144A	0.540	01/22/16	14,324	14,332,664
SLM Student Loan Trust, Series 2013-6, Class A1	0.435(a)	02/25/19	13,318	13,322,037
Series 2014-1, Class A1	0.435(a)	05/25/19	13,413	13,410,716
TAL Advantage LLC, Series 2006-1A, Class Note, 144A	0.346(a)	04/20/21	1,750	1,732,917

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	17

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%	12/20/15	7,946	$7,952,604
Series 2014-A, Class A2B	0.366(a)	10/20/16	6,000	6,002,370
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3	0.850	08/22/16	13,323	13,349,851
World Omni Auto Receivables Trust, Series 2013-A, Class A3	0.640	04/16/18	3,600	3,601,631
Series 2013-B, Class A3	0.830	08/15/18	20,500	20,523,841

				861,315,920

Residential Mortgage-Backed Securities 14.5%
ABFC Trust, Series 2003-AHL1, Class A1	4.184	03/25/33	503	502,029
Series 2003-OPT1, Class A3	0.835(a)	04/25/33	952	896,157
Series 2004-HE1, Class M1	1.055(a)	03/25/34	1,318	1,219,931
Series 2004-OPT5, Class A4	1.405(a)	06/25/34	7,866	7,311,198
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	0.505(a)	01/25/35	1,917	1,866,474
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	2.705(a)	11/25/33	138	117,099
Series 2003-OP1, Class M1	1.205(a)	12/25/33	2,992	2,824,272
Series 2004-FM1, Class M1	1.055(a)	09/25/33	607	568,656
Series 2004-OP1, Class M1	0.935(a)	04/25/34	5,219	4,935,084
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A1	0.755(a)	06/25/34	263	259,984
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.505(a)	02/25/33	8,997	8,508,096
Series 2003-8, Class M1	1.205(a)	10/25/33	3,805	3,467,101
Series 2003-9, Class AV2	0.835(a)	09/25/33	318	300,445
Series 2003-11, Class AV2	0.895(a)	12/25/33	487	470,581
Series 2003-12, Class M1	1.280(a)	01/25/34	606	561,446
Series 2004-R5, Class M1	1.025(a)	07/25/34	840	745,493
Series 2004-R8, Class M1	1.115(a)	09/25/34	15,240	15,091,913
Series 2005-R3, Class A1B	0.415(a)	05/25/35	640	637,885
Series 2005-R9, Class AF4	4.974	11/25/35	1,357	1,350,891

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2005-R9, Class AF5	4.974%	11/25/35	1,808	$1,793,055
Series 2005-R11, Class A2D	0.485(a)	01/25/36	244	239,592
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	1.955(a)	07/25/32	103	86,492
Argent Securities, Inc., Series 2003-W2, Class M4	5.780(a)	09/25/33	1,000	937,551
Series 2003-W3, Class M2	2.855(a)	09/25/33	12,586	12,107,411
Series 2003-W5, Class M1	1.205(a)	10/25/33	88	86,116
Series 2003-W7, Class A2	0.935(a)	03/25/34	266	258,188
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.355(a)	10/25/33	4,323	4,239,233
Series 2004-W5, Class M1	1.055(a)	04/25/34	423	399,420
Series 2004-W6, Class AV2	1.055(a)	05/25/34	488	464,311
Series 2004-W6, Class M1	0.980(a)	05/25/34	1,090	1,060,676
Series 2004-W7, Class M1	0.980(a)	05/25/34	18,431	17,479,525
Series 2004-W8, Class A2	1.115(a)	05/25/34	199	196,686
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M2	3.002(a)	09/15/33	394	330,625
Series 2003-HE6, Class A2	0.835(a)	11/25/33	193	183,163
Series 2004-HE1, Class M1	1.202(a)	01/15/34	1,676	1,615,891
Series 2004-HE2, Class M1	0.980(a)	04/25/34	340	318,754
Series 2004-HE3, Class M1	0.965(a)	06/25/34	388	362,947
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.055(a)	08/25/34	4,738	4,445,806
Series 2004-HE10, Class M1	1.130(a)	12/25/34	1,216	1,137,629
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class M1	0.975(a)	06/25/43	1,004	848,485
Series 2004-1, Class M1	0.805(a)	06/25/34	4,009	3,786,693
Series 2004-HE2, Class M1	1.055(a)	03/25/34	6,490	6,109,131
CDC Mortgage Capital Trust, Series 2003-HE3, Class M1	1.205(a)	11/25/33	4,734	4,407,891
Series 2003-HE4, Class M1	1.130(a)	03/25/34	1,716	1,619,120
Chase Funding Trust, Series 2002-2, Class 2A1	0.655(a)	05/25/32	404	388,515
Series 2003-1, Class 2A2	0.815(a)	11/25/32	590	557,792
Series 2003-2, Class 2A2	0.715(a)	02/25/33	423	396,786

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	0.875%(a)	10/25/34	186	$185,902
Conseco Finance Corp., Series 2001-C, Class M1	0.852(a)	08/15/33	764	726,365
Countrywide Asset-Backed Certificates, Series 2002-3, Class M1	1.280(a)	03/25/32	118	109,206
Series 2003-2, Class 3A	0.654(a)	08/26/33	730	624,818
Series 2003-BC4, Class M1	1.205(a)	07/25/33	343	324,375
Series 2004-1, Class M1	0.905(a)	03/25/34	1,435	1,370,856
Series 2004-ECC1, Class M1	1.100(a)	11/25/34	3,365	3,248,564
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1	0.775(a)	01/25/32	1,656	1,546,252
Series 2001-HE25, Class M1	1.755(a)	03/25/32	497	467,371
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.175(a)	11/25/33	1,225	1,165,159
Series 2004-CB3, Class M1	0.935(a)	03/25/34	602	562,106
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	3.005(a)	12/25/32	132	119,187
Series 2004-2, Class M1	0.980(a)	10/25/34	1,909	1,810,868
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860(a)	08/25/33	113	112,053
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	1.025(a)	11/25/34	11,482	10,579,386
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	0.875(a)	08/25/34	423	406,211
First NLC Trust, Series 2005-2, Class M1	0.635(a)	09/25/35	2,500	2,347,488
Fremont Home Loan Trust, Series 2003-B, Class M1	1.205(a)	12/25/33	648	613,939
Series 2004-1, Class M1	0.830(a)	02/25/34	2,015	1,834,238
Series 2004-2, Class M1	1.010(a)	07/25/34	853	764,570
Series 2004-B, Class M1	1.025(a)	05/25/34	5,754	5,319,562
Series 2004-C, Class M1	1.130(a)	08/25/34	6,925	6,439,103
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	0.515(a)	10/25/35	1,601	1,592,943

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
GSAMP Trust, Series 2003-FM1, Class M2	2.931%(a)	03/20/33	121	$101,169
Series 2004-FM1, Class M1	1.130(a)	11/25/33	7,922	7,694,130
Series 2004-FM1, Class M2	2.255(a)	11/25/33	160	146,081
Series 2004-NC1, Class M1	0.980(a)	03/25/34	3,350	3,138,528
Home Equity Asset Trust, Series 2002-3, Class M1	1.505(a)	02/25/33	1,047	1,010,341
Series 2002-4, Class M1	1.655(a)	03/25/33	900	859,829
Series 2003-2, Class M1	1.475(a)	08/25/33	1,697	1,639,933
Series 2003-3, Class M1	1.445(a)	08/25/33	1,938	1,822,801
Series 2003-4, Class M1	1.355(a)	10/25/33	9,131	8,469,458
Series 2003-8, Class M1	1.235(a)	04/25/34	777	735,480
Series 2004-1, Class M1	1.100(a)	06/25/34	13,904	12,962,809
Series 2004-2, Class M1	0.950(a)	07/25/34	3,789	3,537,300
Series 2004-3, Class M1	1.010(a)	08/25/34	2,754	2,600,009
Series 2005-3, Class M2	0.815(a)	08/25/35	250	249,201
HSBC Home Equity Loan Trust, Series 2006-1, Class M1	0.436(a)	01/20/36	7,451	7,412,024
Series 2006-1, Class M2	0.456(a)	01/20/36	661	654,907
Series 2006-2, Class M1	0.426(a)	03/20/36	3,031	3,004,039
Series 2006-2, Class M2	0.446(a)	03/20/36	4,313	4,262,671
Series 2006-3, Class A4	0.396(a)	03/20/36	7,997	7,930,921
Series 2007-1, Class AS	0.356(a)	03/20/36	424	419,725
Series 2007-1, Class M1	0.536(a)	03/20/36	430	413,015
Series 2007-2, Class A4	0.456(a)	07/20/36	400	391,919
Series 2007-2, Class M2	0.526(a)	07/20/36	1,000	919,666
Series 2007-3, Class A4	1.656(a)	11/20/36	5,360	5,371,594
Series 2007-3, Class M2	2.656(a)	11/20/36	3,500	3,422,668
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	0.405(a)	03/25/36	1,400	1,134,067
Long Beach Mortgage Loan Trust, Series 2003-3, Class M1	1.280(a)	07/25/33	1,884	1,761,124
Series 2003-4, Class M1	1.175(a)	08/25/33	2,841	2,719,459
Series 2004-1, Class M1	0.905(a)	02/25/34	29,430	27,773,915
Series 2004-2, Class M1	0.950(a)	06/25/34	9,033	8,561,780
Series 2004-3, Class M1	1.010(a)	07/25/34	9,782	9,421,976

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Mastr Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.855%(a)	09/25/34	806	$750,278
Series 2004-OPT2, Class A2	0.855(a)	09/25/34	170	159,404
Series 2004-WMC3, Class M1	0.980(a)	10/25/34	2,056	1,930,468
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC2, Class M2	3.005(a)	02/25/34	237	243,000
Series 2004-HE2, Class A1A	0.955(a)	08/25/35	51	48,128
Series 2004-HE2, Class M1	1.355(a)	08/25/35	1,361	1,296,430
Series 2004-WMC1, Class M2	1.805(a)	10/25/34	2,234	2,127,965
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-NC6, Class M1	1.655(a)	11/25/32	730	719,998
Series 2003-HE1, Class M1	1.355(a)	05/25/33	3,000	2,812,469
Series 2003-NC5, Class M1	1.430(a)	04/25/33	5,491	5,315,614
Series 2003-NC5, Class M3	3.605(a)	04/25/33	184	110,934
Series 2003-NC8, Class M1	1.205(a)	09/25/33	2,139	2,024,627
Series 2003-NC8, Class M2	2.780(a)	09/25/33	222	198,002
Series 2003-NC10, Class M1	1.175(a)	10/25/33	477	449,401
Series 2004-HE1, Class A4	0.895(a)	01/25/34	1,253	1,216,904
Series 2004-HE5, Class M1	1.100(a)	06/25/34	1,436	1,346,920
Series 2004-HE7, Class M1	1.055(a)	08/25/34	3,607	3,403,451
Series 2004-HE8, Class A4	0.915(a)	09/25/34	469	431,576
Series 2004-HE8, Class M1	1.115(a)	09/25/34	19,810	17,977,040
Series 2004-NC1, Class M1	1.205(a)	12/25/33	1,662	1,602,897
Series 2004-NC5, Class M1	1.055(a)	05/25/34	900	818,405
Series 2004-WMC2, Class M1	1.070(a)	07/25/34	1,959	1,872,529
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1	1.505(a)	03/25/33	954	916,839
Series 2003-NC3, Class M3	3.530(a)	03/25/33	21	15,605
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1	1.280(a)	05/25/32	869	818,771
Series 2002-AM3, Class A3	1.135(a)	02/25/33	2,205	2,100,550
Series 2002-AM3, Class M2	3.155(a)	02/25/33	351	337,784
Series 2002-NC5, Class M1	1.565(a)	10/25/32	892	837,544
Series 2002-NC5, Class M2	2.555(a)	10/25/32	169	140,776
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.280(a)	10/25/33	5,973	5,788,577

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Series 2003-6, Class M1	1.235%(a)	01/25/34	9,650	$8,998,760
Series 2004-1, Class M1	1.040(a)	05/25/34	6,842	6,433,975
Series 2004-2, Class A4	1.255(a)	08/25/34	2,714	2,583,802
Series 2004-3, Class M1	1.085(a)	11/25/34	12,150	11,221,221
Series 2004-4, Class M1	0.920(a)	02/25/35	17,258	15,938,500
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-6, Class M1	1.280(a)	11/25/32	202	186,766
Series 2003-2, Class A2	0.755(a)	04/25/33	1,562	1,440,389
Series 2003-5, Class A2	0.795(a)	08/25/33	621	582,466
Series 2003-6, Class A2	0.815(a)	11/25/33	1,835	1,718,051
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.055(a)	01/25/34	2,019	1,888,775
Series 2004-2, Class M1	0.950(a)	05/25/34	5,311	4,905,683
Series 2005-3, Class M1	0.625(a)	08/25/35	2,460	2,343,881
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2	0.835(a)	09/25/34	853	844,804
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.851	09/25/34	1,124	1,078,038
Series 2006-B, Class A3	0.435(a)	05/25/36	1,776	1,623,505
Quest Trust, Series 2006-X2, Class A2, 144A	0.445(a)	08/25/36	6,000	4,567,560
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	1.015(a)	06/25/33	371	350,815
Series 2004-1, Class M2	1.405(a)	05/25/34	408	314,227
Residential Asset Mortgage Product, Series 2004-RS3, Class AI4	5.335	03/25/34	695	745,440
Series 2004-RS8, Class AI5	5.980	08/25/34	12,724	13,196,131
Residential Asset Securities Corp., Series 2003-KS11, Class AI5	5.550	01/25/34	4,600	4,821,600
Series 2004-KS1, Class AI5	5.221	02/25/34	4,000	4,160,208
Series 2004-KS3, Class AI5	4.770	04/25/34	7,750	8,121,713
Series 2004-KS5, Class AI5	5.334	06/25/34	10,308	10,554,763
Series 2006-KS1, Class A4	0.455(a)	02/25/36	470	460,580
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	1.250(a)	03/25/32	3,693	3,488,899

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	23

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Saxon Asset Securities Trust, Series 2001-2, Class M1	0.950%(a)	03/25/31	618	$521,280
Series 2001-3, Class M1	1.325(a)	07/25/31	181	169,182
Series 2003-2, Class AF5	5.022	08/25/32	2,609	2,659,476
Series 2003-3, Class M2	2.555(a)	12/25/33	125	107,237
Series 2004-2, Class AF3	4.811(a)	08/25/35	4,387	4,417,574
Series 2005-3, Class M1	0.615(a)	11/25/35	7,309	7,165,334
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.935(a)	02/25/34	5,880	5,449,313
Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class M1	1.355(a)	01/25/34	432	413,518
Series 2003-BC3, Class M1	1.130(a)	08/25/34	7,038	6,740,776
Series 2004-BC1, Class M1	0.920(a)	02/25/35	1,736	1,642,743
Series 2004-BC4, Class A1B	0.955(a)	10/25/35	832	781,826
Series 2006-BC1, Class A2C	0.355(a)	12/25/36	355	350,977
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2	0.835(a)	01/25/33	253	246,485
Series 2003-BC10, Class A4	1.155(a)	10/25/33	9,485	8,965,323
Series 2004-2, Class A4	0.860(a)	03/25/34	14,910	13,748,306
Series 2004-4, Class A4	0.955(a)	04/25/34	3,782	3,474,613
Series 2004-7, Class A8	1.355(a)	08/25/34	1,400	1,274,119
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	0.355(a)	12/25/35	554	522,942
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	0.575(a)	10/25/34	45	43,268
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 1A	0.455(a)	04/25/34	3,971	3,820,263
Series 2004-1, Class 2A1	0.455(a)	04/25/34	4,107	3,923,044

				527,126,317

TOTAL ASSET-BACKED SECURITIES (cost $1,310,137,218)				1,388,442,237

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.3%
Banc of America Commercial Mortgage Trust, Series 2006-1, Class A1A	5.378%	09/10/45	15,545	$16,408,277
Series 2007-2, Class A1A	5.729	04/10/49	8,321	9,020,216
Series 2007-2, Class A2	5.634	04/10/49	314	313,985
Series 2007-2, Class A2FL, 144A	0.303(a)	04/10/49	3,117	3,101,508
Series 2007-5, Class A3	5.620	02/10/51	546	545,145
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668	07/10/43	22,344	22,893,059
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3	5.736	06/11/50	10,335	10,468,633
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class A, 144A	1.302(a)	08/15/26	4,569	4,572,722
CD Mortgage Trust, Series 2006-CD2, Class A4	5.300	01/15/46	15,305	16,067,801
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A3	5.431	10/15/49	5,636	5,630,728
Series 2013-GC17, Class A2	2.962	11/10/46	1,480	1,526,055
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199	08/15/48	11,595	12,462,456
Series 2006-C1, Class A4	5.223	08/15/48	3,241	3,466,554
COMM Mortgage Trust, Series 2013-CR12, Class A2	2.904	10/10/46	3,500	3,605,364
Series 2014-UBS2, Class A2	2.820	03/10/47	8,050	8,239,344
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765	10/15/45	4,950	4,947,426
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224	04/10/37	21,250	21,947,510
Series 2007-GG9, Class A2	5.381	03/10/39	10,291	10,447,937
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.463	02/15/39	3,580	3,763,822
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832	04/15/37	26,495	26,983,276
GE Business Loan Trust, Series 2003-2A, Class A, 144A	0.522(a)	11/15/31	2,915	2,768,897
Series 2004-2A, Class A, 144A	0.372(a)	12/15/32	3,293	3,212,681
Series 2006-2A, Class A, 144A	0.332(a)	11/15/34	6,693	6,362,226

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	25

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	04/10/38	3,510	$3,677,627
Series 2006-GG8, Class A4	5.560	11/10/39	37,086	40,008,674
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272	07/15/45	10,000	10,269,880
Series 2013-C15, Class A2FL, 144A	0.802(a)	11/15/45	1,000	1,006,756
Series 2014-C21, Class A2	2.892	08/15/47	10,000	10,237,230
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A3A1	5.244	01/12/43	1,199	1,199,096
Series 2005-LDP2, Class AM	4.780	07/15/42	1,154	1,186,194
Series 2005-LDP5, Class A3	5.266	12/15/44	2,478	2,493,503
Series 2005-LDP5, Class AM	5.279	12/15/44	5,900	6,231,604
Series 2006-CB14, Class A4	5.481	12/12/44	9,767	10,228,700
Series 2007-LD11, Class A2	5.790	06/15/49	825	827,035
Series 2007-LD11, Class A2FL	0.292(a)	06/15/49	2,634	2,622,679
Series 2010-C2, Class A1, 144A	2.749	11/15/43	975	998,063
Series 2011-C4, Class A2, 144A	3.341	07/15/46	22,700	23,557,515
Series 2011-C5, Class A2	3.149	08/15/46	9,082	9,441,939
Series 2012-C8, Class A2	1.797	10/15/45	3,450	3,469,668
Series 2012-LC9, Class A2	1.677	12/15/47	800	800,286
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.651	02/12/39	4,833	5,095,361
Series 2006-4, Class A2FL	0.272(a)	12/12/49	5,015	5,014,195
Series 2006-4, Class A3	5.172	12/12/49	7,000	7,509,460
Series 2007-6, Class A2	5.331	03/12/51	726	728,101
Series 2007-6, Class A2FL, 144A	0.292(a)	03/12/51	19,904	19,811,264
Series 2007-8, Class ASB	5.816	08/12/49	1,032	1,032,945
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1	0.664	11/15/45	371	369,477
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FL	0.312(a)	04/15/49	8,798	8,759,683
Series 2011-C3, Class A2	3.224	07/15/49	1,406	1,461,480
SCG Trust, Series 2013-SRP1, Class A, 144A	1.552	11/15/26	9,000	9,036,693
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533	12/10/45	21,000	20,698,482

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.280%	12/15/44	1,315	$1,373,431
Series 2006-C23, Class A4	5.418	01/15/45	11,007	11,521,065
Series 2006-C23, Class A5	5.416	01/15/45	9,500	10,029,730
Series 2006-C25, Class A5	5.720	05/15/43	23,795	25,503,219
Series 2006-C27, Class A1A	5.749	07/15/45	26,570	28,710,152
Series 2006-C27, Class A3	5.765	07/15/45	22,746	24,117,745
Series 2006-C28, Class A1A	5.559	10/15/48	8,997	9,715,978
Series 2006-C28, Class A4	5.572	10/15/48	11,242	12,137,836
Series 2007-C30, Class A3	5.246	12/15/43	547	547,025
Series 2007-C34, Class A1A	5.608	05/15/46	25,255	27,643,861

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $563,805,370)				557,829,254

CORPORATE BONDS 39.1%

Automotive 3.7%
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes	0.732(a)	10/07/16	7,000	7,051,464
Sr. Unsec’d. Notes, 144A	0.602(a)	05/26/16	22,500	22,591,687
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	0.834(a)	01/09/15	11,700	11,722,289
Gtd. Notes, 144A	1.250	01/11/16	28,000	28,209,272
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	1.150	09/15/15	15,000	15,064,875
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	0.666(a)	11/18/16	50,000	50,181,700

				134,821,287

Banking 14.1%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	0.640(a)	06/06/16	30,000	29,950,560
American Express Credit Corp., Sr. Unsec’d. Notes	0.744(a)	07/29/16	15,300	15,394,355
Sr. Unsec’d. Notes, MTN	1.330(a)	06/12/15	35,000	35,300,090
Australia & New Zealand Banking Group Ltd. (Australia), Unsec’d. Notes, 144A	0.414(a)	07/15/16	21,000	21,004,998

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	27

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Bank of America Corp., Sr. Unsec’d. Notes	3.700%	09/01/15	30,000	$30,933,990
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.300	07/15/16	50,000	50,512,150
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	0.463(a)	10/23/15	15,000	15,027,855
Sr. Unsec’d. Notes	0.700	10/23/15	20,000	20,027,460
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.754(a)	07/15/16	25,000	25,146,650
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	0.754(a)	07/18/16	25,000	25,142,425
Capital One Bank USA NA, Sr. Unsec’d. Notes	1.300	06/05/17	25,000	24,948,550
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	0.680(a)	03/22/16	27,750	27,751,609
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.894(a)	10/15/15	25,000	25,132,075
PNC Bank NA, Sr. Unsec’d. Notes	0.545(a)	01/28/16	4,750	4,756,270
Sr. Unsec’d. Notes	0.554(a)	04/29/16	20,000	20,008,800
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	0.451(a)	12/16/15	20,000	20,027,220
Sr. Unsec’d. Notes, MTN	0.601(a)	03/08/16	26,000	26,099,008
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550	09/18/15	25,000	25,472,900
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	0.403(a)	05/01/15	30,000	30,035,490
Wells Fargo & Co., Sr. Unsec’d. Notes	1.154(a)	06/26/15	10,000	10,078,090
Sr. Unsec’d. Notes	1.500	07/01/15	30,000	30,313,860

				513,064,405

Brokerage 0.5%
BlackRock, Inc., Sr. Unsec’d. Notes	1.375	06/01/15	7,200	7,260,768

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Brokerage (cont’d.)
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(b)	3.000%	05/25/10	50,000	$9,875,000

				17,135,768

Cable 1.0%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	0.771(a)	04/15/16	35,000	35,177,485

Capital Goods 1.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	0.750	01/22/16	20,000	20,061,680
United Technologies Corp., Sr. Unsec’d. Notes	0.727(a)	06/01/15	20,000	20,085,440

				40,147,120

Chemicals 0.5%
Ecolab, Inc., Sr. Unsec’d. Notes	2.375	12/08/14	17,772	17,891,748

Electric 0.8%
Georgia Power Co., Sr. Unsec’d. Notes	0.551(a)	03/15/16	20,000	19,984,880
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.200	06/01/15	10,000	10,058,540

				30,043,420

Energy-Integrated 0.8%
Chevron Corp., Sr. Unsec’d. Notes	0.889	06/24/16	8,700	8,737,567
Total Capital Canada Ltd. (France), Gtd. Notes	0.614(a)	01/15/16	20,000	20,100,420

				28,837,987

Foods 2.5%
General Mills, Inc., Sr. Unsec’d. Notes	0.534(a)	01/29/16	25,000	25,048,025

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	29

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
Kellogg Co., Sr. Unsec’d. Notes	0.454%(a)	02/13/15	23,000	$23,014,697
PepsiCo, Inc., Sr. Unsec’d. Notes	0.437(a)	02/26/16	20,000	20,034,440
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	1.850	01/15/15	23,000	23,140,116

				91,237,278

Healthcare & Pharmaceutical 2.7%
Baxter International, Inc., Sr. Unsec’d. Notes	0.401(a)	12/11/14	5,000	5,002,255
Sr. Unsec’d. Notes	0.950	06/01/16	10,000	10,021,960
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	0.700	03/18/16	37,500	37,603,725
McKesson Corp., Sr. Unsec’d. Notes	0.950	12/04/15	5,000	5,015,500
Merck & Co., Inc., Sr. Unsec’d. Notes	0.416(a)	05/18/16	40,000	40,105,720

				97,749,160

Insurance 1.9%
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	0.614(a)	04/10/17	35,000	35,073,885
New York Life Global Funding, Sr. Sec’d. Notes, 144A	3.000	05/04/15	13,025	13,285,995
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.597(a)	05/27/16	20,000	20,087,060

				68,446,940

Lodging 0.5%
Carnival Corp., Gtd. Notes	1.200	02/05/16	17,000	17,078,812

Metals 0.8%
Glencore Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050	10/23/15	30,000	30,322,080

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance 1.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.833%(a)	01/08/16	20,000	$20,127,460
Sr. Unsec’d. Notes, MTN	1.000	01/08/16	25,000	25,124,525
Sr. Unsec’d. Notes, MTN	1.034(a)	12/29/14	1,000	1,002,302

				46,254,287

Oil & Gas Equipment & Services 1.3%
Cameron International Corp., Sr. Unsec’d. Notes	1.150	12/15/16	12,000	11,999,076
Devon Energy Corp., Sr. Unsec’d. Notes	0.681(a)	12/15/15	35,000	35,128,240

				47,127,316

Pipelines & Other 0.5%
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	0.750	01/15/16	20,000	20,020,600

Retailers 0.7%
CVS Caremark Corp., Sr. Unsec’d. Notes	1.200	12/05/16	25,000	25,130,425

Technology 1.8%
Cisco Systems, Inc., Sr. Unsec’d. Notes	0.507(a)	03/03/17	35,000	35,134,365
International Business Machines Corp., Sr. Unsec’d. Notes	0.550	02/06/15	30,000	30,057,990

				65,192,355

Telecommunications 2.1%
AT&T, Inc., Sr. Unsec’d. Notes	0.608(a)	02/12/16	37,000	37,098,383
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.761(a)	09/15/16	10,000	10,264,330
Sr. Unsec’d. Notes	2.500	09/15/16	30,000	30,964,230

				78,326,943

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	31

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Tobacco 0.5%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	1.400%	06/05/15	20,000	$20,140,220

TOTAL CORPORATE BONDS (cost $1,443,528,660)				1,424,145,636

MUNICIPAL BONDS 0.9%

California 0.7%
University of California, Fltg. Rate Notes, Taxable, Series Y-1	0.732(a)	07/01/41	25,000	25,112,750

New York 0.2%
Port Authority of New York & New Jersey, Rev. Bonds, 176th Series	0.500	12/01/14	6,300	6,304,221

TOTAL MUNICIPAL BONDS (cost $31,299,362)				31,416,971

NON-CORPORATE FOREIGN AGENCY 1.0%
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A (cost $36,275,000)	1.014(a)	04/10/17	36,275	36,303,149

U.S. TREASURY OBLIGATION 0.3%
U.S. Treasury Notes(c) (cost $10,126,733)	2.375	02/28/15	10,000	10,132,810

TOTAL LONG-TERM INVESTMENTS (cost $3,395,172,343)				3,448,270,057

			Shares
SHORT-TERM INVESTMENTS 5.2%

AFFILIATED MONEY MARKET MUTUAL FUND 0.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $15,586,362)(d)			15,586,362	15,586,362

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER(e) 2.5%
Centrica PLC	0.420%	10/03/14	20,000	$19,990,200
Noble Corp.	0.350	08/04/14	25,000	24,999,500
Tesco Treasury Services PLC	0.340	08/22/14	20,000	19,997,200
WPP LLC, 144A	0.410	09/17/14	25,000	24,991,500

TOTAL COMMERCIAL PAPER (cost $89,967,222)				89,978,400

TIME DEPOSITS 2.3%
Camden Property Trust(f)	0.380	08/18/14	35,000	35,000,000
UDR, Inc.(f)	0.380	08/21/14	40,000	40,000,000
Weingarten Realty Corp.(f)	0.380	08/26/14	10,000	10,000,000

TOTAL TIME DEPOSITS (cost $85,000,000)				85,000,000

TOTAL SHORT-TERM INVESTMENTS (cost $190,553,584)				190,564,762

TOTAL INVESTMENTS 100.0% (cost $3,585,725,927; Note 5)				3,638,834,819
Liabilities in excess of other assets(g)				(394,015)

NET ASSETS 100.0%				$3,638,440,804

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

CMBS—Collateralized Mortgage-Backed Security

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SLM—Student Loan Mortgage

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2014.
(b)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security. Such securities may be post maturity.
(c)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	33

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security that has been deemed illiquid.
(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at July 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
50,000	12/15/14	2.606%	3 month LIBOR(1)	$(619,136)	$275	$(619,411)	Barclays Capital Group
50,000	01/23/15	0.698%	3 month LIBOR(1)	(116,878)	—	(116,878)	Bank of Nova Scotia
40,000	02/03/15	0.575%	3 month LIBOR(1)	(160,794)	—	(160,794)	Bank of Nova Scotia
25,000	06/22/15	0.640%	3 month LIBOR(1)	(85,792)	—	(85,792)	Bank of Nova Scotia
30,000	08/02/15	0.484%	3 month LIBOR(1)	(102,275)	—	(102,275)	Bank of Nova Scotia
20,000	12/07/15	0.757%	3 month LIBOR(1)	(98,080)	—	(98,080)	Bank of Nova Scotia
25,000	02/01/16	0.588%	3 month LIBOR(1)	(90,347)	—	(90,347)	Royal Bank of Scotland Group PLC
25,000	03/04/16	0.505%	3 month LIBOR(1)	(26,663)	—	(26,663)	Bank of America
50,000	03/15/16	0.546%	3 month LIBOR(1)	(78,708)	—	(78,708)	Deutsche Bank AG
25,000	04/13/16	0.925%	3 month LIBOR(1)	(208,651)	—	(208,651)	Bank of Nova Scotia
10,000	05/10/16	0.860%	3 month LIBOR(1)	(56,347)	—	(56,347)	Bank of Nova Scotia
15,000	05/16/16	0.890%	3 month LIBOR(1)	(90,695)	—	(90,695)	Bank of Nova Scotia
5,000	05/22/16	0.909%	3 month LIBOR(1)	(31,029)	—	(31,029)	Bank of Nova Scotia
25,000	06/06/16	0.499%	3 month LIBOR(1)	62,470	—	62,470	Bank of Nova Scotia
20,000	07/29/16	0.680%	3 month LIBOR(1)	14,794	—	14,794	Bank of Nova Scotia

See Notes to Financial Statements.

34

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (cont’d.):
25,000	12/06/16	0.575%	3 month LIBOR(1)	$172,834	$—	$172,834	Bank of Nova Scotia
8,400	06/15/17	2.880%	3 month LIBOR(1)	(443,892)	—	(443,892)	Barclays Capital Group
13,000	05/16/18	4.531%	3 month LIBOR(1)	(1,575,267)	—	(1,575,267)	Barclays Capital Group
20,000	02/18/20	4.762%	3 month LIBOR(1)	(3,345,642)	—	(3,345,642)	Royal Bank of Scotland Group PLC
20,000	06/01/20	1.235%	3 month LIBOR(1)	917,211	—	917,211	Bank of Nova Scotia

				$(5,962,887)	$275	$(5,963,162)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
35,000	11/13/15	0.453%	3 month LIBOR(1)	$—	$(13,972)	$(13,972)
25,000	12/15/15	2.938%	3 month LIBOR(1)	—	(849,630)	(849,630)
60,000	01/14/16	0.508%	3 month LIBOR(1)	—	(17,985)	(17,985)
25,000	04/28/16	0.557%	3 month LIBOR(1)	213	22,142	21,929
25,000	05/02/16	0.536%	3 month LIBOR(1)	212	34,748	34,536
40,000	07/15/16	0.800%	3 month LIBOR(1)	—	(70,933)	(70,933)
30,000	09/13/16	1.036%	3 month LIBOR(1)	285	(155,439)	(155,724)
20,000	11/13/16	0.598%	3 month LIBOR(1)	—	124,029	124,029
20,000	12/13/16	0.726%	3 month LIBOR(1)	200	86,044	85,844
15,000	03/04/17	0.828%	3 month LIBOR(1)	187	72,008	71,821
17,000	06/17/19	1.784%	3 month LIBOR(1)	226	60,229	60,003
10,100	07/03/19	1.734%	3 month LIBOR(1)	193	66,406	66,213
7,350	07/22/19	1.781%	3 month LIBOR(1)	182	36,736	36,554
9,650	06/18/20	1.743%	3 month LIBOR(1)	—	194,143	194,143
10,000	12/15/20	3.855%	3 month LIBOR(1)	—	(1,004,443)	(1,004,443)

				$1,698	$(1,415,917)	$(1,417,615)

A U.S. Treasury obligation with a market value of $2,006,296 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at July 31, 2014.

(1)	The Series pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	35

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$861,315,920	$—
Residential Mortgage-Backed Securities	—	527,126,317	—
Commercial Mortgage-Backed Securities	—	557,829,254	—
Corporate Bonds	—	1,424,145,636	—
Municipal Bonds	—	31,416,971	—
Non-Corporate Foreign Agency	—	36,303,149	—
U.S. Treasury Obligation	—	10,132,810	—
Affiliated Money Market Mutual Fund	15,586,362	—	—
Commercial Paper	—	89,978,400	—
Time Deposits	—	85,000,000	—
Other Financial Instruments*
Interest Rate Swap Agreements	—	(7,380,777)	—

Total	$15,586,362	$3,615,867,680	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

See Notes to Financial Statements.

36

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2014 was as follows:

Non-Residential Mortgage-Backed Securities	23.7%
Commercial Mortgage-Backed Securities	15.3
Residential Mortgage-Backed Securities	14.5
Banking	14.1
Automotive	3.7
Healthcare & Pharmaceutical	2.7
Commercial Paper	2.5
Foods	2.5
Time Deposits	2.3
Telecommunications	2.1
Insurance	1.9
Technology	1.8
Non-Captive Finance	1.3
Oil & Gas Equipment & Services	1.3
Capital Goods	1.1
Cable	1.0
Non-Corporate Foreign Agency	1.0%
Municipal Bonds	0.9
Electric	0.8
Energy—Integrated	0.8
Metals	0.8
Retailers	0.7
Brokerage	0.5
Chemicals	0.5
Lodging	0.5
Pipelines & Other	0.5
Tobacco	0.5
Affiliated Money Market Mutual Fund	0.4
U.S. Treasury Obligation	0.3

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2014 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker— variation margin	$695,072	*	Due to broker— variation margin	$2,112,687	*
Interest rate contracts	Premiums paid for swap agreements	275		—	—
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	1,167,309		Unrealized depreciation on over-the-counter swap agreements	7,130,471

Total		$1,862,656			$9,243,158

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	37

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of July 31, 2014 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(3,879,340)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$3,510,386

For the six months ended July 31, 2014, the Fund’s average notional amount for interest rate swaps was $829,200,000.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$—	$—	$—	$—
Bank of Nova Scotia	1,167,309	(950,541)	—	216,768
Barclays Capital Group	—	—	—	—
Deutsche Bank AG	—	—	—	—
Royal Bank of Scotland Group PLC	—	—	—	—

$1,167,309

See Notes to Financial Statements.

38

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(26,663)	$—	$—	$(26,663)
Bank of Nova Scotia	(950,541)	950,541	—	—
Barclays Capital Group	(2,638,570)	—	2,665,488	—
Deutsche Bank AG	(78,708)	—	—	(78,708)
Royal Bank of Scotland Group PLC	(3,435,989)	—	3,618,105	—

	$(7,130,471)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty .

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	39

Prudential Core Short-Term Bond Fund

Statement of Assets and Liabilities

as of July 31, 2014 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $3,570,139,565)	$3,623,248,457
Affiliated Investments (cost $15,586,362)	15,586,362
Receivable for investments sold	17,417,845
Dividends and interest receivable	5,716,173
Unrealized appreciation on over-the-counter swap agreements	1,167,309
Due from broker—variation margin	27,699
Premium paid for swap agreements	275

Total assets	3,663,164,120

Liabilities
Payable for investments purchased	17,392,337
Unrealized depreciation on over-the-counter swap agreements	7,130,471
Accrued expenses & other liabilities	67,301
Management fee payable	60,101
Payable to custodian	56,421
Affiliated transfer agent fee payable	16,679
Dividends payable	6

Total liabilities	24,723,316

Net Assets	$3,638,440,804

Net assets were comprised of:
Shares of beneficial interest, at par	$388,839
Paid-in capital in excess of par	3,884,164,112

3,884,552,951
Undistributed net investment income	9,852,758
Accumulated net realized loss on investment transactions	(301,693,020)
Net unrealized appreciation on investments	45,728,115

Net assets, July 31, 2014	$3,638,440,804

Net asset value and redemption price per share ($3,638,440,804 ÷ 388,838,838 shares of $.001 par value common stock issued and outstanding)	$9.36

See Notes to Financial Statements.

40

Prudential Core Short-Term Bond Fund

Statement of Operations

Six Months Ended July 31, 2014 (Unaudited)

Net Investment Income
Income
Interest income	$29,788,115
Affiliated dividend income	27,450

Total income	29,815,565

Expenses
Management fee	336,557
Custodian’s fees and expenses	53,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	50,000
Insurance expenses	24,000
Audit fee	16,000
Legal fees and expenses	10,000
Trustees’ fees	6,000
Shareholders’ reports	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	8,446

Total expenses	510,003

Net investment income	29,305,562

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(5,206,828)
Swap agreements transactions	(3,879,340)

(9,086,168)

Net change in unrealized appreciation (depreciation) on:
Investments	9,846,412
Swap agreements	3,510,386

13,356,798

Net gain on investment transactions	4,270,630

Net Increase In Net Assets Resulting From Operations	$33,576,192

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	41

Prudential Core Short-Term Bond Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2014	Year Ended January 31, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$29,305,562	$73,498,370
Net realized loss on investment transactions	(9,086,168)	(13,096,947)
Net change in unrealized appreciation (depreciation) on investments	13,356,798	1,859,953

Net increase in net assets resulting from operations	33,576,192	62,261,376

Dividends from net investment income	(23,196,119)	(50,661,292)

Fund share transactions (Note 6)
Net asset value of shares issued in reinvestment of dividends	23,221,384	50,635,759
Cost of shares reacquired	(83,000,000)	(64,500,000)

Net decrease in net assets from Fund share transactions	(59,778,616)	(13,864,241)

Total decrease	(49,398,543)	(2,264,157)

Net Assets:
Beginning of period	3,687,839,347	3,690,103,504

End of period(a)	$3,638,440,804	$3,687,839,347

(a) Includes undistributed net investment income of:	$9,852,758	$3,743,315

See Notes to Financial Statements.

42

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 2 (the “Core Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

The Core Fund consists of six separate series—the Prudential Core Taxable Money Market Fund (the “Money Market Fund”), the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”), the Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a “Fund” and collectively, the “Funds” or “Core Fund”). The Short-Term Municipal Bond Fund, the National Municipal Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund have not yet commenced operations.

The investment objective of the Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Short-Term Bond Fund is income consistent with the relative stability of principal.

Shares of the Money Market Fund and the Short-Term Bond Fund are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadviser. At July 31, 2014, 100% of the shares outstanding were owned by such entities of which 3 shareholders held 89.5% of outstanding shares of the Short-Term Bond Fund. No single shareholder of the Money Market Fund held 5% or more of the outstanding shares of the Money Market Fund.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follows such policies in the preparation of their financial statements.

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security

Prudential Investment Portfolios 2	43

Notes to Financial Statements

(Unaudited) continued

valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

44

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Money Market Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Investment Portfolios 2	45

Notes to Financial Statements

(Unaudited) continued

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Money Market Fund may invest up to 5% and the Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Funds may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons positioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

46

Swap Agreements: The Short-Term Bond Fund entered into interest rate swaps and may enter into credit default and total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with the counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

Prudential Investment Portfolios 2	47

Notes to Financial Statements

(Unaudited) continued

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Currency Swaps: The Short-Term Bond may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

48

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposure associated with the referenced asset in the normal course of pursuing its investment objectives. The Short-Term Bond may enter into total return swaps to manage their exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Short-Term Bond Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause

Prudential Investment Portfolios 2	49

Notes to Financial Statements

(Unaudited) continued

settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit risk, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of July 31, 2014, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

50

Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Money Market Fund and the Short-Term Bond Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Money Market Fund declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

Under a management agreement with the Core Fund, PI manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. The Core Fund reimburses PI for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. For the six months ended July 31, 2014, the costs were at an effective annual rate of .005% for the Money Market Fund and .019% for the Short-Term Bond Fund.

Prudential Investment Portfolios 2	51

Notes to Financial Statements

(Unaudited) continued

PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Core Fund. PIM is obligated to keep certain books and records of the Core Fund. For its services, PIM is reimbursed by PI for direct costs, excluding profit and overhead, incurred by PIM in furnishing services to PI.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Fund. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Short-Term Bond Fund invests in the Money Market Fund. Earnings from the Money Market Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

The Short-Term Bond Fund’s purchases and sales of portfolio securities, other than short-term investments, for the six months ended July 31, 2014, were $635,981,943 and $703,093,058, respectively.

Note 5. Tax Information

The United States federal income tax basis of the investments and the net unrealized appreciation for the Short-Term Bond Fund as of July 31, 2014 were as follows:

Tax Basis	$3,585,725,927

Appreciation	98,682,336
Depreciation	(45,573,444)

Net Unrealized Appreciation	$53,108,892

52

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

	Prudential Core Taxable Money Market Fund		Prudential Core Short-Term Bond Fund
	Shares	Amount	Shares	Amount
Six months ended July 31, 2014:
Shares sold	128,390,116,617	$128,390,116,617	—	$—
Shares issued in reinvestment of dividends and distributions	26,928,374	26,928,374	2,483,157	23,221,384
Shares reacquired	(127,527,006,558)	(127,527,006,558)	(8,880,444)	(83,000,000)

Net increase (decrease) in shares outstanding	890,038,433	$890,038,433	(6,397,287)	$(59,778,616)

Year ended January 31, 2014:
Shares sold	293,351,767,986	$293,351,753,554	—	$—
Shares issued in reinvestment of dividends and distributions	56,367,576	56,367,576	5,437,652	50,635,759
Shares reacquired	(288,153,420,733)	(288,153,406,333)	(6,940,175)	(64,500,000)

Net increase (decrease) in shares outstanding	5,254,714,829	$5,254,714,797	(1,502,523)	$(13,864,241)

Note 7. Borrowings and Overdrafts

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Short-Term Bond Fund did not utilize the SCA during the six months ended July 31, 2014.

Prudential Investment Portfolios 2	53

Financial Highlights

(Unaudited)

Prudential Core Taxable Money Market Fund
	Six Months Ended July 31,		Year Ended January 31,
	2014		2014		2013		2012		2011		2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income and net realized gains	-	(a)	-	(a)	-	(a)	-	(a)	-	(a)	.01
Dividends and distributions to shareholders	-	(a)	-	(a)	-	(a)	-	(a)	-	(a)	(.01)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(b):	.07%		.15%		.21%		.20%		.27%		.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,279,132		$38,389,097		$33,134,378		$31,319,289		$20,569,201		$17,526,308
Average net assets (000)	$40,056,875		$37,135,455		$33,655,642		$27,404,748		$20,000,768		$16,683,486
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.01%	(c)	.01%		.01%		.01%		.01%		.01%
Expenses before waivers and/or expense reimbursement	.01%	(c)	.01%		.01%		.01%		.01%		.01%
Net investment income	.14%	(c)	.15%		.21%		.19%		.27%		.48%

(a) Less than $.005 per share.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

See Notes to Financial Statements.

54

Prudential Core Short-Term Bond Fund
	Six Months Ended July 31,		Year Ended January 31,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.33		$9.30	$8.90	$9.01	$8.69	$7.40
Income (loss) from investment operations:
Net investment income	.08		.19	.16	.15	.15	.17
Net realized and unrealized gain (loss) on investment transactions	.01		(.03)	.37	(.14)	.29	1.25
Total from investment operations	.09		.16	.53	.01	.44	1.42
Less Dividends and Distributions
Dividends from net investment income	(.06)		(.13)	(.13)	(.12)	(.12)	(.13)
Net asset value, end of period	$9.36		$9.33	$9.30	$8.90	$9.01	$8.69
Total Return(a):	.95%		1.72%	5.97%	.12%	5.10%	19.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,638,441		$3,687,839	$3,690,104	$3,540,330	$3,638,765	$3,500,360
Average net assets (000)	$3,655,281		$3,680,946	$3,609,806	$3,598,740	$3,570,455	$3,189,152
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.03%	(c)	.03%	.03%	.03%	.03%	.03%
Expenses before waivers and/or expense reimbursement	.03%	(c)	.03%	.03%	.03%	.03%	.03%
Net investment income	1.62%	(c)	2.00%	1.74%	1.62%	1.73%	2.12%
Portfolio turnover rate	19%	(d)	52%	49%	31%	43%	39%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Does not include expenses of the underlying portfolio in which the Fund invests.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	55

Approval of Advisory Agreements

The Board of Trustees

The Board of Trustees (the “Board”) of Prudential Core Short-Term Bond Fund and Prudential Core Taxable Money Market Fund1 (each, a “Fund,” and collectively, the “Funds”) consists of thirteen individuals, eleven of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Funds and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with Prudential Investments LLC (“PI”) and each Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2014 and approved the renewal of the agreements through July 31, 2015, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of each Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds. In connection with its deliberations,

[1]	Prudential Core Short-Term Bond Fund and Prudential Core Taxable Money Market Fund are both series of Prudential Investment Portfolios 2.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2014.

The Trustees determined that the overall arrangements between the Funds and PI, which serves as the Funds’ investment manager pursuant to a management agreement, and between PI and PIM, which serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Funds, as well as the provision of fund recordkeeping, compliance, and other services to each Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Funds. The Board also considered the investment subadvisory services provided by PIM, which it noted had been selected by PI, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of each Fund and PIM, and also considered the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services

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provided to the Funds by PIM, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Funds’ investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Funds during the year ended December 31, 2013 exceeded the benefits gained by PI, resulting in an operating loss to PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

In 2013, PI and the Board retained an outside business consulting firm, in order to assist the Board in its consideration of the renewal of the management and subadvisory agreements, by reviewing management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm’s analysis and conclusions with respect to the Funds’ management fee structures were presented to the Board and PI at the December 3-5, 2013 meeting, and were discussed extensively by the Board and PI over the following two quarters.

The Board noted that the Funds do not have a traditional management structure, because they are operated at cost. Accordingly, the Board determined that the Funds, which have low expenses, benefit directly from any cost savings experienced by PI.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Funds. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Funds’ securities lending agent, transfer agency fees received by the Funds’ transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Funds. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally

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Approval of Advisory Agreements (continued)

resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Funds for the one-, three- and five-year periods (and for Prudential Core Taxable Money Market Fund, the ten-year period) ended December 31, 2013. With respect to the fees and expenses of each Fund, because each Fund is operated at cost, the Board did not consider fees and expenses as a meaningful factor for its deliberations.

The mutual funds included in each Fund’s Peer Universe (the Lipper Institutional Money Market Funds Performance Universe for Prudential Core Taxable Money Market Fund, and the Lipper Ultra-Short Obligation Funds Performance Universe2 for Prudential Core Short-Term Bond Fund) and the Peer Groups were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed each Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance: Prudential Core Taxable Money Market Fund	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

[2]

Although Lipper classifies the Fund in its Short Investment Grade Debt Performance Universe, the Ultra-Short Obligation Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for performance comparisons.

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•

The Board noted that although the Fund’s gross performance in relation to its Peer Universe was in the fourth or third quartiles, the Fund’s net performance (which reflects the impact of Fund fees and subsidies) in relation to the Peer Universe was in the first quartile over all periods.

•	The Board also noted the challenging money market and interest rate environment since the financial crisis.
•

The Board concluded that, in light of the Fund’s competitive net performance against its Peer Universe, it would be in the best interests of the Fund and its shareholders to renew the agreements and to closely monitor performance.

Performance: Prudential Core Short-Term Bond Fund	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, three- and five-year periods.
•

The Board concluded that, in light of the Fund’s strong performance against its benchmark index and against its Peer Universe, it would be in the best interests of the Fund and its shareholders to renew the agreements.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each Fund and its shareholders.

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Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 18, 2014

By:	/s/ M.Sadiq Peshimam
M.Sadiq Peshimam
Treasurer and Principal Financial Officer

Date:	September 18, 2014